Document and Entity Information	Aug. 02, 2022
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 02, 2022
Entity File Number	001-39722
Entity Registrant Name	L&F ACQUISITION CORP.
Entity Central Index Key	0001823575
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	98-1557361
Entity Address, Address Line One	150 North Riverside Plaza
Entity Address, Address Line Two	Suite 5200
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	705-2786
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Units, each consisting of one Class A Ordinary Share and one-half of one redeemable warrant [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share and one-half of one redeemable warrant
Trading Symbol	LNFA.U
Security Exchange Name	NYSEAMER
Class A Ordinary Shares, $0.0001 par value [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A Ordinary Shares, $0.0001 par value
Trading Symbol	LNFA
Security Exchange Name	NYSEAMER
Warrants, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	LNFA WS
Security Exchange Name	NYSEAMER